Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Changes In Stockholders' Equity [Abstract]
Cash dividends declared per share	$ 0.45	$ 0.6